Related parties	12 Months Ended
Dec. 31, 2025
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory
Note
29
Related parties
Related parties of UBS AG are:
–
entities
within
UBS Group,
i.e.
the
parent
entity,
UBS Group AG,
and
fellow
subsidiaries
consolidated
within
UBS Group (including Credit Suisse subsidiaries from the date of the acquisition of the Credit Suisse Group);
–
associates
(entities
that
are
under
the
significant
influence
of
UBS AG
or
other
group
entities
consolidated
within
UBS Group);
–
joint
ventures
(entities
in
which
UBS AG
or
other
group
entity
consolidated
within
UBS Group
shares
control
with
another party);
– post-employment benefit plans for the benefit of UBS AG’s employees or employees of entities related to UBS AG;
–
key management personnel and close family members of key management personnel; and
– entities over which key management personnel or their close family members have solely or jointly a direct or indirect significant influence.
Key management personnel
are those persons having
authority and responsibility for
planning, directing, and controlling
the activities of the Group, directly or indirectly.
UBS AG considers the members of the Board of Directors (the BoD) and the Executive Board (the
EB) of UBS AG and
the members of the Board
of Directors (the BoD)
and the Group Executive
Board (the GEB) of UBS Group AG to constitute key management personnel.
a) Remuneration of key management personnel
The Vice
Chairman of
the BoD
has a
specific management
employment contract
and receives
pension benefits
upon
retirement.
Total
remuneration of
the Chairman
and the
Vice Chairman
of the
BoD and
all EB
and GEB
members (as
defined above) is included in the table below.
Remuneration of key management personnel
USD m, except where indicated 31.12.25 31.12.24 31.12.23
Base salaries and other cash payments
1
32 33 35
Incentive awards – cash
2
38 30 24
Annual incentive award under DCCP 34 39 36
Employer’s contributions to retirement benefit plans 4 3 3
Benefits in kind, fringe benefits (at market value) 1 2 1
Share-based compensation
3
76 65 63
Total 184 172 162
Total (CHF m)
4
153 151 147
1 For 2023, may include role-based allowances in line with market practice and regulatory requirements. From 2024 onward, role-based allowances for EB / GEB members have been eliminated.
2 The cash portion
may also include blocked
shares in line with
regulatory requirements.
3 Compensation expense
is based on the
share price on grant
date taking into account
performance conditions. Refer
to Note 26 for
more
information. For EB / GEB members, share-based compensation for 2025, 2024 and 2023 was entirely composed of LTIP awards. For the Chairman and the Vice-Chairman of the BoD, the share-based compensation for 2025, 2024 and 2023 was entirely composed of UBS shares.
4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates
(2025: USD / CHF 0.83 ; 2024: USD / CHF 0.88 ; 2023: USD / CHF 0.91 ).
The
independent
members
of
the
BoD,
including
the
Chairman,
do
not
have
employment
or
service
contracts
with
UBS AG, and thus
are not entitled
to benefits upon
termination of their
service on the
BoD. Payments to
these individuals
for
their
services
as
independent
members
of
the
BoD
amounted
to
USD
13.8
m
(CHF
11.4
m)
in
2025,
USD
13.1 m
(CHF 11.5 m) in 2024 and USD 11.7 m (CHF 10.6 m) in 2023.
b) Equity holdings of key management personnel
Equity holdings of key management personnel
1
31.12.25 31.12.24
Number of UBS Group AG shares held by members of the BoD and the EB and parties closely linked to them
2
7,085,881 5,593,474
1 No options were held in 2025
and 2024 by non-independent members of
the BoD or any EB member or
any of their related parties.
2 Excludes shares granted under
variable compensation plans with forfeiture
provisions.
Of the share totals above, no shares were held by
close family members of key management
personnel on 31 December
2025 and 31 December 2024. No shares in UBS Group AG were held by entities that are directly or indirectly controlled
or
jointly
controlled
by
key
management
personnel
or
their
close
family
members
on
31 December
2025
and
31 December 2024. As of 31 December 2025, no member of the BoD or EB was the beneficial owner of more than 1%
of the shares in UBS Group AG.
c) Loans, advances, mortgages and deposit balances with key management personnel
The non-independent
members of
the BoD
and EB
members are
granted loans,
fixed advances
and mortgages
in the
ordinary
course
of
business
on
substantially
the
same
terms
and
conditions
that
are
available
to
other
employees,
including interest rates
and collateral,
and neither
involve more than
the normal
risk of
collectability nor
contain any
other
unfavorable features for the firm.
Independent BoD members are granted
loans and mortgages in
the ordinary course of
business at general market conditions.
Outstanding balances with key management personnel were as follows.
Loans, advances, mortgages and deposit balances with key management personnel
1
USD m, except where indicated 2025 2024
Loans
Deposit
balances Loans
Deposit
balances
Balance at the beginning of the year 51 139 55 21
Balance at the end of the year 59 158 51 139
Balance at the end of the year (CHF m)
2
47 125 46 126
1 All loans are secured loans.
2 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.
d) Other related-party transactions with entities controlled by key management personnel
In 2025 and 2024, UBS AG did not enter into transactions with entities over whom key management personnel or their close
family
members
have
solely
or
jointly
a
direct
or
indirect
significant
influence
and
as
of
31 December
2025,
31 December
2024
and
31 December
2023
there
were
no
outstanding
balances
related
to
such
transactions.
Furthermore, in 2025 and 2024, such
entities did not sell any
goods or provide any services to
UBS AG and therefore did
not receive any fees from UBS AG.
UBS AG also did not
provide services to such entities in
2025 and 2024 and therefore
also received no fees.
e) Transactions with associates and joint ventures
Loans to and outstanding receivables from associates and joint ventures
USD m 2025 2024
Carrying amount at the beginning of the year 663 183
Additions
1
785 955
Reductions (695) (440)
Foreign currency translation 95 (34)
Carrying amount at the end of the year
849 663
of which: unsecured loans and receivables 840 656
1 Additions in 2024 include balances of USD 89 m recognized upon the merger of UBS AG and Credit Suisse AG.
Other transactions with associates and joint ventures
As of or for the year ended
USD m 31.12.25 31.12.24
Payments to associates and joint ventures for goods and services received 401
1
200
Income from services provided to associates and joint ventures 36 27
Liabilities to associates and joint ventures 116 312
1 Includes a USD 180
m expense related to the payment to Swisscard AECS GmbH for the sale of the Credit Suisse card portfolios to UBS AG.
Refer to Note 28 for more information.
In addition to the items in the table above, transactions with associates and joint ventures also include off-balance sheet
exposures of USD 0.9 bn (2024: USD 1.1 bn), which are provided on an arm’s length basis.
›
Refer to Note 27 for an overview of investments in associates and joint ventures
f) Receivables and payables from / to UBS Group AG and other subsidiaries of UBS Group AG
Receivables and payables from / to UBS Group AG and other subsidiaries of UBS Group AG
USD m 31.12.25 31.12.24
Receivables
Loans and advances to customers 1,357 2,826
Other financial assets measured at amortized cost 106 423
Financial assets at fair value held for trading 151 123
Derivative financial instruments 548 885
Payables
Cash collateral payables on derivative instruments 520 876
Customer deposits 7,958 3,699
Funding from UBS Group AG measured at amortized cost 110,614 107,918
Other financial liabilities measured at amortized cost 3,965 3,930
Derivative financial instruments 24 42
Other financial liabilities designated at fair value
1
7,104 5,342
1 Mainly represents funding recognized from UBS Group AG that is designated at fair value.
Refer to Note 18b for more information.